SCHEDULE OF SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Trade and other receivables	$ (1,380,019)	$ (1,904,654)
Prepaids Expenses	(151,076)	(1,411,891)
Inventory	1,164,957	(321,599)
Advances to suppliers	(295,588)	364,785
Accounts payable and accrued liabilities	(2,627,707)	925,013
Deferred revenue		29,252
Total	$ (3,289,433)	$ (2,319,094)